INVESTMENT IN MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
INVESTMENT IN MASTER TRUST	INVESTMENT IN MASTER TRUST
All of the Plan's investments are held in the Master Trust, which was established for investment of assets of the plans making up the Kennametal Inc. Program, which consists of the Plan and the Savings plan. The Master Trust offers mutual funds, common/collective trusts, Kennametal Inc. capital stock, a stable value fund and a self-directed brokerage account as investment options. Only participants participating in the Plan are permitted to invest in Kennametal Inc. capital stock. Each participating plan’s interest in the investment funds (i.e., separate accounts) of the Master Trust is based on the account balances of the respective plan's participants and their elected investment funds. The Master Trust additions and deductions are allocated among the participating plans in the Master Trust by assigning to each such plan those transactions (primarily contributions, benefit payments, and plan specific expenses) that can be specifically identified and by allocating among all plans, based on the respective plan's asset allocation and fair value, income and expenses resulting from the collective investment of the assets of the Master Trust.
Investments held by the Master Trust and the Plan at December 31 is as follows:

	2025		2024
	Master Trust Balances	Plan's Divided Interest in Master Trust Balances	Master Trust Balances	Plan's Divided Interest in Master Trust Balances
Investments valued at net asset value (NAV):
Common/Collective trusts	$460,722,293	$457,012,660	$247,756,747	$243,472,372
Investments at fair value:
Mutual funds	94,876,880	92,310,230	268,678,941	265,957,911
Kennametal Inc. capital stock	13,234,944	13,234,944	12,365,608	12,365,608
Self-directed brokerage account	10,831,151	10,831,150	10,054,688	10,054,687
Total investments at fair value	579,665,268	573,388,984	538,855,984	531,850,578
Investments at contract value:
Stable Value Fund	48,892,871	46,870,985	56,697,392	53,906,757
Total investments	$628,558,139	$620,259,969	$595,553,376	$585,757,335

The Master Trust has no other assets or liabilities at December 31, 2025 and 2024.

Investment income attributable to the Master Trust for the year ended December 31, 2025 was as follows:

Net appreciation in fair value of investments	$75,750,469
Interest and dividends	10,739,312
Total investment income	$86,489,781